                                     [LOGO]

                                Consulting Group
                              Capital Markets Funds

                    Multi-Strategy Market Neutral Investments


         Annual Report          [LOGO] TRAK(R)
         March 31, 2002         Personalized Investment Advisory Service

         ---------------------------------------------------------------
         NOT FDIC INSURED   .   NOT BANK GUARANTEED   .   MAY LOSE VALUE
         ---------------------------------------------------------------

Table of Contents



SHAREHOLDER LETTER.........................................  1

PORTFOLIO HIGHLIGHTS.......................................  3

SCHEDULE OF INVESTMENTS....................................  4

SCHEDULE OF SHORT SALES.................................... 16

STATEMENT OF ASSETS AND LIABILITIES........................ 22

STATEMENT OF OPERATIONS.................................... 23

STATEMENTS OF CHANGES IN NET ASSETS........................ 24

NOTES TO FINANCIAL STATEMENTS.............................. 25

FINANCIAL HIGHLIGHTS....................................... 29

INDEPENDENT AUDITORS' REPORT............................... 30

ADDITIONAL INFORMATION..................................... 31

TAX INFORMATION............................................ 33

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDERS:

The fiscal year of Multi-Strategy Market Neutral Investments ("Portfolio") experienced some of the most difficult fundamental developments faced by global investors in several decades. The economies of the United States, Europe and Japan were in recession simultaneously for the first time since the 1970's. The terrorist attacks and response further shook investor's confidence. Major corporate bankruptcy filings, the result of the broad economic slowdown and questionable accounting practices, eroded many investors' desire to remain committed to investing.

Despite this regular delivery of bad news, equity markets staged a powerful rally from late-September into early December 2001. Many of the reasons for the equity market's recovery can be traced to an investor's swing from pessimism to optimism that the U.S. economy will resume upward growth in the second-half of 2002. On the surface, autumn's equity rally may have been the end of the bear market that began in March 2000 and lasted until September 2001. However, in the context of the broad events of the same period, the market exhibited one more volatile rally in a cycle of severe corrections and follow-up rallies.

Markets are frequently described in broad generalizations, such as bull and bear markets. These terms rarely describe the potential opportunities that may coexist along with the pitfalls of a particular market environment. The easily defined bear market that began in March 2000 concealed the opportunity and positive returns in smaller stocks, especially in value-oriented style. There was also a noticeable recovery in emerging markets.

The dilemma of equity investors in the last six-months, and for all of 2001, was to choose between the negative impact of the sharp decline in corporate profits, or the positive impact of the steep decline in interest rates in the United States. Since this conflict was so distinct, the market moved in volatile periods of huge rallies and large declines. Since January 31, 2001, the Standard & Poor's 500 Index ("S&P 500") had two different rallies of greater than 20%, though the index also declined over 20% twice. While the S&P 500 was experiencing these 20% swings in performance, the NASDAQ was generating returns twice as high and twice as bad. The reality of the steepest declines in corporate profits in the U.S. since 1990 drove the market lower. Optimism over the resumed economic growth led to the rallies, including the late-fall rally in the period covered in this letter.

Several large trends help to put the global equity environment in context. Many of the excesses of the technology-driven equity market and economy continue to erode. While bubble bursting implies an immediate return to normalcy, economic and market bubbles burst by not losing all of their air at once. The market is approaching the two-year anniversary of the NASDAQ and equity market peak of late-2000. The process of fundamentals and prices bottoming out takes time as investors adjust to the new reality. Investors relearned the powerful lesson that technology companies are cyclical and valuations do matter.

Equity markets around the world in the late 1990's favored larger companies, telecommunications and technology-oriented companies, and highly valued companies. These trends have been in retreat since March 2000, albeit with volatility and some hope for a return to the old favorites. Large cap, highest P/E ratios, highest expected growth prospects, and technology-oriented companies performed the most poorly as a group over this time. Markets have favored smaller companies and renewed their focus on fundamental developments and have been sensitive to the valuation of the stock. Despite the general dreary news of the bear market, diversified investment strategies offered rewards.

In 2001, corporate profits sank in the U.S and the rest of the world and their economies moved toward recession. The Federal Reserve Board responded by lowering interest rates, more aggressively than its European counterparts, slashing short-term rates twelve times in 2001. While short-term U.S. rates fell dramatically, the yield on the 10-year Treasury notes finished 2001 where they started the year, 5.1%. Fixed income markets, like the equity markets, had a volatile year. The lowest yield the 10-year posted during the year was in November at 4.3%. Economic and credit worries were some of the reasons that the spread between Treasury yields and corporate yields rose sharply during the year. Fixed income indices were positive for the year.

Multi-Strategy Market Neutral Investments

For the year ended March 31, 2002, the Portfolio returned 5.20%. In comparison, the S&P 500 returned 0.24% and the 3-month T-Bill Index returned 2.62% for the same period. During the period under review, Consulting Group, in its capacity as investment manager, recommended to the Board of Trustees that SSgA Funds Management Inc. be replaced with SSI Investments Inc. to manage the equity market neutral allocation. In addition, Consulting Group recommended to the Board that Franklin Portfolio Associates LLC be retained to manage a portion of the equity market neutral allocation. Pegasus Investments Inc. managed the merger arbitrage allocation and Calamos Asset Management managed the convertible arbitrage allocation.

During difficult markets, it is extremely important to recall the purpose and benefits of a market neutral strategy. A market neutral strategy provides an alternative to domestic stocks and/or bonds and provides the potential for investment returns that can behave independently of capital market returns, while potentially achieving a target level of risk and reward. Also, this approach exhibits a very low correlation to both stocks and bonds and can increase the level of diversification in a client's portfolio. By these standards, the portfolio to date has complemented a diversified portfolio of stocks and bonds and provided downside protection in a declining equity market.

We would like to thank you for your continued support and encourage you to contact your Financial Consultant, who can assist you with any questions or concerns.
Sincerely,

/s/ Heath B. McLendon   /s/ Frank L. Campanale

Heath B. McLendon       Frank L. Campanale
Chairman                Investment Officer of the
                        Consulting Group Capital Markets Funds

April 22, 2002

The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 4 through 15 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of March 31, 2002 and is subject to change.

          Portfolio Highlights
          (unaudited)


The following graph depicts the performance of the Multi-Strategy Market Neutral Investments vs. the Standard & Poor's 500 Index and 3-Month T-Bill Index.

 HISTORICAL PERFORMANCE SINCE INCEPTION THROUGH MARCH 31, 2002 MULTI-STRATEGY MARKET NEUTRAL INVESTMENTS

 Comparison of $10,000 investment in the Portfolio with the Standard & Poor's 500 Index and 3-Month T-Bill Index

                                   [CHART]

                Multi-Strategy    Multi-Strategy
                Market Neutral    Market Neutral    Standard &
                 Investments*      Investments      Poor's 500     3-Month
               (With Trak Fee)  (Without Trak Fee)    Index     T-Bill Index
               ---------------  ------------------  ----------  ------------
    5/10/99        10,000            10,000           10,000       10,000
    9/99           10,543            10,550            9,620       10,192
    3/00           10,781            10,798           11,304       10,462
    9/00           11,455            11,483           10,897       10,774
    3/01           11,481            11,519            8,855       11,069
    9/01           11,921            11,972            7,998       11,259
    3/31/02        12,056            12,119            8,877       11,360


The Standard & Poor's 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The 3-Month T-Bill Index is composed of one 3-Month U.S. T-Bill whose return is tracked until its maturity. An investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

All figures represent past performance and are not a guarantee of future results. The performance data represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 Average Annual Total Returns For Period Through March 31, 2002+++

   Multi-Strategy Market Neutral Investments Without TRAK Fee With TRAK Fee*
   -------------------------------------------------------------------------
           Since inception (5/10/99)               6.87%           5.28%
           1 Year                                       5.20       3.64
   -------------------------------------------------------------------------

* The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

+ Assumes the reinvestment of all distributions.

++The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

          Schedule of Investments
          March 31, 2002


Shares                            Security                              Value
-------------------------------------------------------------------------------
COMMON STOCK+ -- 42.3%

Advertising -- 0.2%
 4,900 The Interpublic Group of Cos., Inc............................. $167,972
                                                                       --------

Aerospace/Defense -- 0.8%
 5,600 BE Aerospace, Inc.*............................................   55,608
 3,768 Empresa Brasileira de Aeronautica S.A. ADR.....................   76,038
 2,400 Northrop Grumman Corp..........................................  271,320
 7,900 Rockwell Collins, Inc..........................................  199,238
 1,800 United Technologies Corp.......................................  133,560
                                                                       --------
                                                                        735,764
                                                                       --------

Agriculture -- 0.2%
 3,600 Delta and Pine Land Co.........................................   68,292
 3,700 Monsanto Co....................................................  116,883
                                                                       --------
                                                                        185,175
                                                                       --------

Airlines -- 0.2%
 2,700 Continental Airlines, Inc., Class B Shares*....................   76,464
 2,300 SkyWest, Inc...................................................   57,339
 3,900 Southwest Airlines Co..........................................   75,465
                                                                       --------
                                                                        209,268
                                                                       --------

Apparel -- 0.4%
 5,675 The Gymboree Corp.*............................................   83,706
 6,850 Liz Claiborne, Inc.............................................  194,266
 2,900 Russell Corp...................................................   43,210
                                                                       --------
                                                                        321,182
                                                                       --------

Auto Manufacturers -- 0.5%
 3,375 General Motors Corp............................................  204,019
 3,525 Navistar International Corp.*..................................  156,158
   700 Oshkosh Truck Corp.............................................   40,448
 1,125 Toyota Motor Corp., Sponsored ADR*.............................   65,419
                                                                       --------
                                                                        466,044
                                                                       --------

Auto Parts and Equipment -- 0.8%
 5,250 American Axle & Manufacturing Holdings, Inc.*..................  152,250
 9,475 Tower Automotive, Inc.*........................................  132,555
 8,508 TRW, Inc.......................................................  437,907
                                                                       --------
                                                                        722,712
                                                                       --------

Banks -- 1.7%
 7,900 AmSouth Bancorp................................................  173,642
 3,000 The Bank of New York Co., Inc..................................  126,060
10,615 Bank United Corp.*.............................................    1,380
 3,975 Banknorth Group, Inc...........................................  104,741
 7,368 BB&T Corp......................................................  280,799
 1,700 Comerica, Inc..................................................  106,369
 3,900 FleetBoston Financial Corp.....................................  136,500
 2,650 North Fork Bancorporation, Inc.................................   94,234
 1,850 PNC Financial Services Group...................................  113,757
 4,800 SouthTrust Corp................................................  126,720


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


Shares                           Security                              Value
-------------------------------------------------------------------------------

Banks -- 1.7% (continued)
 1,300 UnionBanCal Corp............................................. $   57,226
 2,700 Wachovia Corp................................................    100,116
 2,700 Zions Bancorp................................................    160,029
                                                                     ----------
                                                                      1,581,573
                                                                     ----------

Beverages -- 0.2%
 5,700 Coca-Cola Enterprises, Inc...................................    107,046
 1,600 Constellation Brands, Inc., Class A Shares*..................     87,936
                                                                     ----------
                                                                        194,982
                                                                     ----------

Biotechnology -- 1.8%
 3,800 Amgen, Inc.*.................................................    226,784
 9,594 Collateral Therapeutics, Inc.*...............................     99,298
16,052 Digene Corp.*................................................    573,859
 1,700 Enzon, Inc.*.................................................     75,293
 2,225 Genentech, Inc.*.............................................    112,251
17,906 Immunex Corp.*...............................................    541,836
                                                                     ----------
                                                                      1,629,321
                                                                     ----------

Building Materials -- 0.6%
 1,925 Apogee Enterprises, Inc......................................     23,485
 3,399 Associated Materials, Inc....................................    173,349
 2,300 Elcor Corp...................................................     51,060
 1,165 Nortek, Inc.*................................................     41,940
 2,525 Universal Forest Products, Inc...............................     60,322
 4,500 York International Corp......................................    161,550
                                                                     ----------
                                                                        511,706
                                                                     ----------

Chemicals -- 0.4%
 2,575 Great Lakes Chemical Corp....................................     72,538
 6,825 Millennium Chemicals Inc.....................................    100,532
 1,400 Potash Corp. of Saskatchewan Inc.............................     91,364
 2,200 Rohm and Haas Co.............................................     92,994
                                                                     ----------
                                                                        357,428
                                                                     ----------

Commercial Services -- 1.0%
13,325 Cendant Corp.*...............................................    255,840
 1,850 H&R Block, Inc...............................................     82,233
 3,100 McKesson Corp................................................    116,033
 1,350 Plexus Corp.*................................................     31,860
 3,600 Robert Half International Inc................................    106,272
 9,979 The Wackenhut Corp., Class A Shares*.........................    332,500
                                                                     ----------
                                                                        924,738
                                                                     ----------

Computers -- 1.9%
20,491 Avant! Corp.*................................................    410,435
 2,375 Brocade Communications Systems, Inc.*........................     64,125
56,744 Compaq Computer Corp.........................................    592,975
 9,050 Dell Computer Corp.*.........................................    236,296
 1,500 Kronos, Inc.*................................................     70,470
 5,300 Network Appliance, Inc.*.....................................    108,014
 3,475 Quantum Corp.*...............................................     27,661
 8,283 Seagate Technology, Inc.*....................................          0
 5,300 Storage Technology Corp.*....................................    113,632
11,300 Sun Microsystems, Inc.*......................................     99,666
                                                                     ----------
                                                                      1,723,274
                                                                     ----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


 Shares               Security                Value
------------------------------------------------------

Cosmetics/Personal Care -- 0.2%
 1,700   The Procter & Gamble Co........... $  153,153
                                            ----------

Diversified Financial Services -- 0.6%
 2,750   AmeriCredit Corp.*................    104,473
   900   Capital One Financial Corp........     57,465
 1,375   The Goldman Sachs Group, Inc......    124,094
 1,700   Legg Mason, Inc...................     90,236
 6,700   Metris Cos. Inc...................    134,000
 5,000   Saxon Capital, Inc.*..............     73,850
                                            ----------
                                               584,118
                                            ----------

Electric -- 2.6%
 1,200   The AES Corp.*....................     10,800
 1,500   Allegheny Energy, Inc.............     62,025
33,398   Conectiv..........................    831,276
 1,150   Duke Energy Corp..................     43,470
 2,900   FirstEnergy Corp..................    100,282
 1,575   FPL Group, Inc....................     93,791
 2,300   Mirant Corp.*.....................     33,235
18,116   NRG Energy, Inc.*.................    218,479
22,623   RGS Energy Group Inc..............    887,953
 4,000   Xcel Energy, Inc..................    101,400
                                            ----------
                                             2,382,711
                                            ----------

Electrical Components and Equipment -- 0.3%
10,750   American Power Conversion Corp.*..    158,885
 2,525   AMETEK, Inc.......................     93,955
                                            ----------
                                               252,840
                                            ----------

Electronics -- 1.1%
10,000   AVX Corp..........................    209,400
 4,250   CompuDyne Corp.*..................     54,413
 8,900   DDi Corp.*........................     75,917
 3,600   Gentex Corp.*.....................    106,668
 2,100   InVision Technologies, Inc.*......     84,420
 1,150   Johnson Controls, Inc.............    101,557
 1,550   Rogers Corp.*.....................     51,476
 8,500   Symbol Technologies, Inc..........     95,540
 3,100   Trimble Navigation Ltd.*..........     51,553
 7,025   Vishay Intertechnology, Inc.*.....    142,889
                                            ----------
                                               973,833
                                            ----------

Engineering and Construction -- 0.2%
 2,600   Jacobs Engineering Group Inc......    185,354
                                            ----------

Entertainment -- 0.4%
 3,375   Alliance Gaming Corp.*............    103,039
 2,800   International Game Technology*....    174,496
 6,475   Metro-Goldwyn-Mayer Inc.*.........    107,615
                                            ----------
                                               385,150
                                            ----------

Environmental Control -- 0.1%
 3,925   Waste Management, Inc.............    106,956
                                            ----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


Shares                     Security                       Value
------------------------------------------------------------------

Food -- 0.7%
 3,200 Dole Food Co., Inc.............................. $   99,200
 6,300 Fresh Del Monte Produce, Inc....................    118,440
 4,575 Kellogg Co......................................    153,583
 4,650 The Kroger Co.*.................................    103,044
 1,575 McCormick & Co., Inc............................     80,530
 5,600 Tyson Foods, Inc., Class A Shares...............     69,888
                                                        ----------
                                                           624,685
                                                        ----------

Forest Products and Paper -- 0.3%
 2,300 Boise Cascade Corp..............................     83,352
 4,300 Louisiana-Pacific Corp.*........................     46,182
 5,481 MeadWestvaco Corp...............................    181,695
                                                        ----------
                                                           311,229
                                                        ----------

Hand/Machine Tools -- 0.3%
 5,500 Snap-on, Inc....................................    187,275
 1,700 The Stanley Works...............................     78,625
                                                        ----------
                                                           265,900
                                                        ----------

Healthcare - Products -- 1.0%
 1,500 Alcon, Inc.*....................................     50,775
 3,175 American Medical Systems Holdings, Inc.*........     71,469
 5,250 Biomet, Inc.....................................    142,065
30,953 Fusion Medical Technologies, Inc.*..............    303,030
 1,175 Johnson & Johnson...............................     76,316
 5,625 Varian Medical Systems, Inc.....................    230,063
 3,325 Wright Medical Group, Inc.*.....................     66,799
                                                        ----------
                                                           940,517
                                                        ----------

Healthcare - Services -- 1.2%
26,216 Gentiva Health Services, Inc.*..................    649,108
 3,900 Province Healthcare Co.*........................    123,903
 1,575 Quest Diagnostics, Inc.*........................    130,489
 4,125 Universal Health Services, Inc., Class B Shares*    170,156
                                                        ----------
                                                         1,073,656
                                                        ----------

Home Builders -- 0.5%
 1,200 Beazer Homes USA, Inc.*.........................     93,060
 2,925 Coachmen Industries, Inc........................     47,678
 2,500 KB HOME.........................................    108,500
 2,100 Monaco Coach Corp.*.............................     51,030
 2,850 Winnebago Industries, Inc.......................    119,672
                                                        ----------
                                                           419,940
                                                        ----------

Home Furnishings -- 0.1%
 2,700 Polycom, Inc.*..................................     66,420
                                                        ----------

Household Products/Wares -- 0.5%
 6,500 The Dial Corp...................................    117,130
17,468 Pennzoil-Quaker State Co........................    375,038
                                                        ----------
                                                           492,168
                                                        ----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


Shares                   Security                     Value
--------------------------------------------------------------

Insurance -- 1.3%
    60 Berkshire Hathaway, Inc., Class B Shares*... $  142,140
 3,425 Hilb, Rogal and Hamilton Co.................    106,860
 4,175 John Hancock Financial Services.............    159,443
 4,900 Ohio Casualty Corp.*........................     92,806
 1,750 The PMI Group, Inc..........................    132,580
 2,700 Prudential Financial, Inc.*.................     83,835
 3,575 Radian Group, Inc...........................    175,461
 2,100 W. R. Berkley Corp..........................    120,708
 1,450 XI Capital Ltd., Class A Shares.............    135,358
                                                    ----------
                                                     1,149,191
                                                    ----------

Internet -- 0.5%
 2,900 Checkpoint Software Technology Ltd.*........     88,160
 1,450 F5 Networks, Inc.*..........................     33,698
11,730 McAfee.com Corp.*...........................    193,193
 4,225 Network Associates, Inc.*...................    102,245
                                                    ----------
                                                       417,296
                                                    ----------

Iron/Steel -- 0.2%
 3,825 Steel Dynamics, Inc.*.......................     62,768
 6,750 United States Steel Corp....................    122,513
                                                    ----------
                                                       185,281
                                                    ----------

Leisure Time -- 0.1%
 2,300 Direct Focus, Inc.*.........................     87,515
                                                    ----------

Lodging -- 0.2%
12,750 Hilton Hotels Corp..........................    182,325
                                                    ----------

Machinery - Diversified -- 0.7%
 1,900 Brooks Automation, Inc.*....................     87,400
 3,000 Deere & Co..................................    136,650
 2,100 Flowserve Corp.*............................     67,221
 3,325 Ingersoll-Rand Co., Class A Shares..........    166,317
 3,100 The Manitowoc Co., Inc......................    122,450
 3,600 Stewart & Stevenson Services, Inc...........     69,660
                                                    ----------
                                                       649,698
                                                    ----------

Media -- 1.0%
10,375 AOL Time Warner, Inc.*......................    245,369
 5,425 Cablevision Systems New York Group*.........    184,450
 1,700 Entercom Communications Corp.*..............     93,279
 2,900 Scholastic Corp.*...........................    157,151
 2,200 Viacom, Inc., Class B Shares*...............    106,414
 3,600 The Walt Disney Co..........................     83,088
                                                    ----------
                                                       869,751
                                                    ----------

Metal Fabricate/Hardware -- 0.1%
 3,175 Kaydon Corp.................................     85,725
                                                    ----------

Mining -- 0.2%
 2,500 Alcan, Inc..................................     99,075
 3,325 Stillwater Mining Co.*......................     62,676
                                                    ----------
                                                       161,751
                                                    ----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


Shares                   Security                    Value
-------------------------------------------------------------

Miscellaneous Manufacturing -- 0.5%
  2,400 Donaldson Co., Inc........................ $   96,504
  3,700 Honeywell International, Inc..............    141,599
  4,750 Quixote Corp..............................     88,595
  4,300 Trinity Industries, Inc...................    104,533
                                                   ----------
                                                      431,231
                                                   ----------

Oil and Gas -- 2.8%
 12,355 Alberta Energy Co. Ltd....................    542,385
  1,100 Amerada Hess Corp.........................     87,296
  1,000 Cabot Oil & Gas Corp., Class A Shares.....     24,760
  2,375 ChevronTexaco Corp........................    214,391
 12,228 Conoco, Inc...............................    356,813
  3,325 ENSCO International Inc...................    100,216
  3,600 Globalsantafe Corp........................    117,720
 21,350 Grey Wolf, Inc.*..........................     84,546
  3,000 Nabors Industries, Inc.*..................    126,750
  8,675 Ocean Energy, Inc.........................    171,678
  2,400 Phillips Petroleum Co.....................    150,720
  4,225 Pogo Producing Co.........................    133,933
  3,200 Pride International, Inc.*................     50,880
  3,050 Spinnaker Exploration Co.*................    127,033
  9,100 Tesoro Petroleum Corp.*...................    127,855
  1,500 Valero Energy Corp........................     74,280
  3,575 XTO Energy, Inc...........................     71,679
                                                   ----------
                                                    2,562,935
                                                   ----------

Oil and Gas Services -- 1.5%
  4,975 Cal Dive International, Inc.*.............    123,878
  2,400 Cooper Cameron Corp.*.....................    122,664
 12,640 OSCA, Inc.*...............................    352,150
 73,582 Petroleum Geo-Services ASA*...............    479,019
  1,800 Smith International, Inc.*................    121,950
  2,800 Tidewater, Inc............................    118,580
  2,500 Veritas DGC, Inc.*........................     42,275
                                                   ----------
                                                    1,360,516
                                                   ----------

Packaging and Containers -- 0.5%
  2,875 Chesapeake Corp...........................     78,056
 13,799 Ivex Packaging Corp.*.....................    316,273
  2,850 Packaging Corp.*..........................     56,402
                                                   ----------
                                                      450,731
                                                   ----------

Pharmaceuticals -- 1.0%
  5,275 AdvancePCS*...............................    158,725
  1,950 AmerisourceBergen Corp....................    133,185
  5,300 Bristol-Myers Squibb Co...................    214,597
  3,800 Celgene Corp.*............................     94,050
227,785 Elan Corp. PLC, Contingent Value Rights*..     13,667
     11 MedImmune, Inc.*..........................        433
  2,850 Merck & Co., Inc..........................    164,103
  3,275 Taro Pharmaceutical Industries Ltd.*......     92,846
                                                   ----------
                                                      871,606
                                                   ----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


Shares                   Security                     Value
--------------------------------------------------------------

Pipelines -- 0.4%
 2,800 Aquila, Inc................................. $   69,552
 2,050 Equitable Resources, Inc....................     71,361
 1,900 Kinder Morgan, Inc..........................     92,017
 3,200 Western Gas Resources, Inc..................    119,104
                                                    ----------
                                                       352,034
                                                    ----------

Real Estate -- 0.9%
31,463 Security Capital Group Inc., Class B Shares*    801,363
                                                    ----------

Real Estate Investment Trust -- 0.7%
 1,125 Avalonbay Communities, Inc..................     56,025
 2,400 Equity Office Properties Trust..............     71,976
 2,650 Hospitality Properties Trust................     90,975
 3,375 iStar Financial, Inc........................     97,538
 6,488 JP Realty, Inc..............................    173,554
 3,600 Kimco Realty Corp...........................    117,720
 2,200 Simon Property Group, Inc...................     71,786
                                                    ----------
                                                       679,574
                                                    ----------

Retail -- 2.4%
 2,775 AutoZone, Inc.*.............................    191,059
 2,450 Barnes & Noble, Inc.*.......................     75,926
 3,600 Brinker International, Inc.*................    116,676
 3,200 CBRL Group, Inc.............................     91,104
 2,350 The Children's Place Retail Stores, Inc.*...     77,550
12,800 Circuit City Stores-Circuit City Group......    230,912
 1,885 Gart Sports Co.*............................     56,927
 2,300 Genesco, Inc.*..............................     63,411
 3,225 Guitar Center, Inc.*........................     56,502
 8,075 Hollywood Entertainment Corp.*..............    135,660
 2,125 Insight Enterprises, Inc.*..................     48,110
 3,600 JC Penney Co., Inc..........................     74,556
 2,100 Lowe's Cos, Inc.............................     91,329
 2,200 Michaels Stores, Inc.*......................     83,160
 3,875 Office Depot, Inc.*.........................     76,919
 3,675 Pacific Sunwear of California, Inc.*........     90,405
 5,800 The Pep Boys................................     96,512
 4,800 Pier 1 Imports, Inc.........................     98,832
 2,125 Regis Corp..................................     59,670
 3,125 Ross Stores, Inc............................    118,219
 4,900 Starbucks Corp.*............................    113,337
 2,850 West Marine, Inc.*..........................     57,570
 2,200 Zale Corp.*.................................     89,320
                                                    ----------
                                                     2,193,666
                                                    ----------

Savings and Loans -- 0.6%
 2,600 American Financial Holdings, Inc............     69,186
 2,650 Astoria Financial Corp......................     76,983
 1,800 Charter One Financial, Inc..................     56,196
 2,325 Commonwealth Bancorp, Inc...................     57,683
 3,925 Fidelity Bankshares, Inc....................     70,650
 2,600 New York Community Bancorp, Inc.............     71,890
 2,800 Roslyn Bancorp, Inc.........................     57,960
 5,925 Sovereign Bancorp, Inc......................     83,246
                                                    ----------
                                                       543,794
                                                    ----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


Shares                            Security                              Value
--------------------------------------------------------------------------------

Semiconductors -- 1.4%
   1,300 Applied Materials, Inc.*................................... $    70,551
   8,600 ATI Technologies, Inc.*....................................     115,240
   6,200 Genesis Microchip, Inc.*...................................     161,200
   4,550 Intel Corp.................................................     138,366
   2,225 KLA-Tencor Corp.*..........................................     147,963
   2,700 Marvell Technology Group Ltd.*.............................     118,260
   5,000 Micron Technology, Inc.....................................     164,500
   8,905 PRI Automation, Inc.*......................................     207,567
   4,575 Semtech Corp.*.............................................     166,988
                                                                     -----------
                                                                       1,290,635
                                                                     -----------

Software -- 1.2%
   7,800 BEA Systems, Inc.*.........................................     106,938
   5,400 FileNET Corp.*.............................................      92,286
   5,200 Keane, Inc.................................................      88,660
   7,600 Manugistics Group, Inc.*...................................     163,248
   2,325 Mercury Interactive Corp.*.................................      87,536
   2,925 Microsoft Corp.*...........................................     176,407
   3,425 The New Dun & Bradstreet Corp.*............................     137,034
  13,400 Oracle Corp.*..............................................     171,520
   2,850 Pixar, Inc.*...............................................     104,880
                                                                     -----------
                                                                       1,128,509
                                                                     -----------

Telecommunications -- 2.3%
   4,100 Anixter International, Inc. *..............................     121,483
  35,451 AT&T Corp..................................................     556,581
   5,500 Comverse Technology, Inc. *................................      69,685
   5,722 Conestoga Enterprises, Inc.................................     173,148
  13,700 General Motors Corp., Class H Shares*......................     225,345
   3,500 Lucent Technologies, Inc.*.................................     322,000
  96,915 ONI Systems Corp.*.........................................     597,966
                                                                     -----------
                                                                       2,066,208
                                                                     -----------

Textiles -- 0.6%
   8,897 Mohawk Industries, Inc.*...................................     534,616
                                                                     -----------

Transportation -- 0.4%
   2,525 Arkansas Best Corp.*.......................................      70,170
   2,000 FedEx Corp.*...............................................     116,200
   2,050 J.B. Hunt Transport Services, Inc.*........................      58,282
   5,150 Kansas City Southern Industries, Inc.*.....................      82,091
   3,775 RailAmerica, Inc.*.........................................      39,713
                                                                     -----------
                                                                         366,456
                                                                     -----------
         TOTAL COMMON STOCK
         (Cost -- $36,500,179)......................................  38,372,176
                                                                     -----------
  Face
 Amount
---------
CORPORATE CONVERTIBLE BONDS+ -- 25.8%

Aerospace/Defense -- 0.7%
$500,000 L-3 Communications Holdings, Inc., 4.000% due 6/15/11......     594,375
                                                                     -----------

Apparel -- 0.6%
 550,000 Reebok International Ltd., 4.500% due 3/1/21...............     571,313
                                                                     -----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


   Face
  Amount                             Security                              Value
-----------------------------------------------------------------------------------

Auto Manufacturers -- 0.6%
$  550,000 Navistar Financial Corp., 4.750% due 4/1/09++................ $  574,063
                                                                         ----------

Auto Parts and Equipment -- 0.6%
 1,270,000 Lear Corp., zero coupon bond due 2/20/22++...................    554,038
                                                                         ----------

Biotechnology -- 1.4%
   500,000 Enzon Inc., 4.500% due 7/1/08................................    440,000
   620,000 Genzyme Corp., 3.000% due 5/15/21............................    588,225
   250,000 Regeneron Pharmaceutical Inc., 5.500% due 10/17/08++.........    265,625
                                                                         ----------
                                                                          1,293,850
                                                                         ----------

Commercial Services -- 1.2%
   530,000 Cendant Corp., 3.875% due 11/27/11...........................    561,800
   800,000 Manpower Inc., zero coupon bond due 8/17/21++................    502,000
                                                                         ----------
                                                                          1,063,800
                                                                         ----------

Distribution/Wholesale -- 0.6%
   550,000 Tech Data Corp., 2.000% due 12/15/21++.......................    556,188
                                                                         ----------

Diversified Financial Services -- 0.1%
   120,000 Affiliated Manager Group, Inc., zero coupon bond due 5/7/21..    117,750
                                                                         ----------

Electronics -- 0.8%
   840,000 Arrow Electronic Inc., zero coupon bond due 2/21/21..........    396,900
   350,000 FEI Co., 5.500% due 8/15/08..................................    362,250
                                                                         ----------
                                                                            759,150
                                                                         ----------

Entertainment -- 0.5%
   400,000 Gtech Holdings Corp., 1.750% due 12/15/21++..................    436,500
                                                                         ----------

Environmental Control -- 0.6%
   485,000 Waste Connections, Inc., 5.500% due 4/15/06..................    555,931
                                                                         ----------

Healthcare - Products -- 2.9%
   800,000 Apogent Technologies Inc., 2.250% due 10/15/21...............    831,000
   520,000 Community Health Systems, 4.250% due 10/15/08................    492,050
           Province Healthcare Co.:
   150,000   4.500% due 11/20/05........................................    156,000
   400,000   4.250% due 10/10/08........................................    403,500
   250,000 Quest Diagnostic Inc., 1.750% due 11/30/21...................    282,500
   510,000 ResMed Inc., 4.000% due 6/20/06..............................    456,450
                                                                         ----------
                                                                          2,621,500
                                                                         ----------

Insurance -- 1.6%
   500,000 The PMI Group Inc., 2.500% due 7/15/21.......................    561,875
   800,000 Radian Group Inc., 2.250% due 1/1/22++.......................    859,000
                                                                         ----------
                                                                          1,420,875
                                                                         ----------

Leisure Time -- 0.6%
   520,000 Carnival Corp., 2.000% due 4/15/21...........................    547,950
                                                                         ----------

Machinery - Diversified -- 0.6%
   525,000 Briggs & Stratton Corp., 5.000% due 5/15/06..................    581,438
                                                                         ----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


  Face
 Amount                            Security                               Value
----------------------------------------------------------------------------------

Mining -- 0.4%
$640,000 Inco Ltd., zero coupon bond due 3/29/21...................... $   374,400
                                                                       -----------
Miscellaneous Manufacturing -- 0.3%
 400,000 Danaher Corp., zero coupon bond due 1/22/21..................     264,500
                                                                       -----------
Oil and Gas -- 1.0%
 600,000 Diamond Offshore Drill, 1.500% due 4/15/31...................     557,250
 300,000 Evergreen Resources Inc., 4.750% due 12/15/21++..............     319,875
                                                                       -----------
                                                                           877,125
                                                                       -----------
Pharmaceuticals -- 3.1%
 500,000 Abgenix Inc., 3.500% due 3/15/07++...........................     466,875
 500,000 Cephalon Inc., 2.500% due 12/15/06++.........................     486,875
 540,000 ICN Pharmaceuticals Inc., 6.500% due 7/15/08.................     606,150
 250,000 King Pharmaceutical Inc., 1.000% due 11/15/21++..............     246,250
 530,000 OSI Pharmaceuticals Inc., 4.000% due 2/1/09++................     535,300
 450,000 Teva Pharmaceutical Finance LLC, 1.500% due 10/15/05.........     446,063
                                                                       -----------
                                                                         2,787,513
                                                                       -----------
Retail -- 2.8%
 500,000 Best Buy Inc., 2.250% due 1/15/22++..........................     515,000
 500,000 The Gap Inc., 5.750% due 3/15/09++...........................     581,250
 950,000 JC Penney & Co., Inc., 5.000% due 10/15/08++.................     890,625
 470,000 School Specialty Inc., 6.000% due 8/1/08.....................     515,238
                                                                       -----------
                                                                         2,502,113
                                                                       -----------
Semiconductors -- 2.6%
 310,000 Chartered Semiconductor Manufacturing Ltd., 2.500% due 4/2/06     315,533
 550,000 Kulicke & Soffa Industries Inc., 5.250% due 8/15/06..........     706,063
 450,000 LSI Logic Corp., 4.000% due 11/1/06++........................     436,500
 500,000 LTX Corp., 4.250% due 8/15/06................................     583,750
 250,000 Phototronics Inc., 4.750% due 12/15/06++.....................     294,063
                                                                       -----------
                                                                         2,335,909
                                                                       -----------
Telecommunications -- 1.7%
 500,000 Adaptec Inc., 3.000% due 3/5/07++............................     546,875
 600,000 Corning Inc., 3.500% due 11/1/08.............................     591,750
 525,000 Nortel Networks Corp., 4.250% due 9/1/08++...................     372,750
                                                                       -----------
                                                                         1,511,375
                                                                       -----------
Toys/Games/Hobbies -- 0.5%
 500,000 Hasbro Inc., 2.750% due 12/1/21++............................     492,500
                                                                       -----------
         TOTAL CORPORATE CONVERTIBLE BONDS
         (Cost -- $23,030,284)........................................  23,394,156
                                                                       -----------
 Shares
--------
PREFERRED STOCK+ -- 3.7%
Auto Manufacturers -- 0.6%
  10,000 Ford Motor Co., Capital Trust II, 6.500% Exchangeable 1/15/32     562,400
                                                                       -----------
Banks -- 0.7%
  18,800 National Australia Bank Ltd., 7.875% Exchangeable 12/31/49...     614,760
                                                                       -----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


  Shares                           Security                           Value
  ----------------------------------------------------------------------------
  Electric -- 0.1%
   2,000    Mirant Trust I, 6.250% Exchangeable 9/30/30........... $    78,400
                                                                   -----------
  Internet -- 0.2%
   4,700    Indymac Capital Trust I, 6.000% Exchangeable 9/30/31..     222,639
                                                                   -----------

  Machinery - Diversified -- 0.6%
   9,200    Cummings Capital Trust I, 7.000% Exchangeable 6/13/31.     543,950
                                                                   -----------

  Packaging and Containers -- 0.5%
   9,000    Sealed Air Corp., 0.500% Exchangeable 4/1/18..........     412,650
                                                                   -----------

  Savings and Loans -- 0.7%
  12,800    Washington Mutual Inc., 5.375% Exchangeable 5/1/41....     626,400
                                                                   -----------

  Telecommunications -- 0.3%
   3,000    Lucent Technologies Inc., 8.000% Exchangeable 8/1/31..     276,000
                                                                   -----------
            TOTAL PREFERRED STOCK
            (Cost -- $3,157,559)..................................   3,337,199
                                                                   -----------
  Contracts
  ---------
  PURCHASED OPTIONS -- 0.0%

  Auto Manufacturers -- 0.0%
   8,800    General Motors Corp., Put @ 15, Expire 1/17/04........      23,760
   3,000    Navistar International Corp., Put @ 30, Expire 7/20/02         450
                                                                   -----------
                                                                        24,210
                                                                   -----------

  Computers -- 0.0%
  13,300    Compaq Computer Corp., Put @ 7.5, Expire 4/20/02......         665
  15,000    Hewlett Packard Co., Call @ 22.5, Expire 4/20/02......           0
                                                                   -----------
                                                                           665
                                                                   -----------

  Healthcare - Services -- 0.0%
   7,000    Province Healthcare Co., Put @ 20, Expire 6/22/02.....       1,050
                                                                   -----------

  Pharmaceuticals -- 0.0%
   3,500    ICN Pharmaceuticals Inc., Put @ 22.5, Expire 6/22/02..         175
                                                                   -----------

  Retail -- 0.0%
  12,500    JC Penney & Co., Inc., Put @ 12.5, Expire 5/18/02.....           0
                                                                   -----------

  Telecommunications -- 0.0%
   8,700    AT&T Corp., Put @ 20, Expire 1/18/03..................      40,020
  10,000    Corning Inc., Put @ 5, Expire 8/17/02.................       1,000
  17,500    Lucent Technologies Inc., Put @ 12.5, Expire 10/19/02.       2,625
                                                                   -----------
                                                                        43,645
                                                                   -----------
            TOTAL PURCHASED OPTIONS
            (Cost -- $95,716).....................................      69,745
                                                                   -----------
            SUB-TOTAL INVESTMENTS
            (Cost -- $62,783,738).................................  65,173,276
                                                                   -----------


                      See Notes to Financial Statements.

Schedule of Investments
(continued)


   Face
  Amount                           Security                            Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 28.2%
TIME DEPOSIT -- 2.0%
$ 1,786,000 State Street Euro Time Deposit, 1.500% due 4/1/02
             (Cost -- $1,786,000).................................. $ 1,786,000
                                                                    -----------
REPURCHASE AGREEMENTS -- 26.2%
 18,286,000 Goldman, Sachs & Co., 1.840% due 4/1/02; Proceeds at
             maturity -- $18,289,738; (Fully collateralized by U.S.
              Treasury Bills, Notes and Bonds, 0.000% to 6.375%
             due 4/4/02 to 8/15/29; Market value -- $18,644,324)...  18,286,000
  5,519,000 Morgan Stanley Dean Witter & Co., 1.800% due 4/1/02;
             Proceeds at maturity -- $5,520,104; (Fully
              collateralized by U.S. Treasury Bills, Notes and
             Bonds, 0.000% to 5.500% due 9/26/02 to 11/15/27;
              Market value -- $5,617,974)..........................   5,519,000
                                                                    -----------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $23,805,000)..................................  23,805,000
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost -- $25,591,000).....  25,591,000
                                                                    -----------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $88,374,738**)................................ $90,764,276
                                                                    ===========

--------
  * Non-income producing security.
  + Security is segregated by custodian for short sale transactions and written option contracts.
 ++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Schedule of Short Sales
          March 31, 2002


Shares                Security                    Value
----------------------------------------------------------
 2,325 99 Cents Only Stores*.................. $    89,141
13,000 Abgenix, Inc.*.........................     245,570
 3,097 Accredo Health, Inc.*..................     177,365
 3,600 Ace Ltd.*..............................     150,120
 6,625 Acuity Brands, Inc.....................     109,511
24,450 Adaptec, Inc...........................     326,897
 5,125 Aetna Inc.*............................     198,953
   350 Affiliated Managers Group, Inc.........      25,141
 3,600 Affymetrix, Inc.*......................     104,328
 2,525 Albemarle Corp.*.......................      69,589
 7,225 Alcatel SA ADR.........................     102,378
 2,000 The Allstate Corp......................      75,540
   950 Ambac Financial Group, Inc.*...........      56,140
 5,000 American Superconductor Corp...........      37,750
18,000 American Tower Corp., Class A Shares*..      97,380
 7,864 Amgen, Inc.*...........................     469,324
 3,650 Amphenol Corp., Class A Shares*........     170,820
 1,600 Apache Corp.*..........................      91,008
14,900 Apogent Technologies, Inc..............     367,732
 9,575 Apple Computer, Inc.*..................     226,640
 2,650 Argosy Gaming Co.*.....................      97,229
 3,775 Arrow Electronics, Inc.*...............     105,587
 1,250 Ashland, Inc...........................      56,888
 9,100 AT&T Corp..............................     142,415
    10 AT&T Wireless Services, Inc............          90
 1,475 Atlantic Coast Airlines Holdings, Inc.*      35,371
 1,375 Avery Dennison Corp....................      83,916
 1,850 Baker Hughes Inc.......................      70,763
 7,950 Baldor Electric Co.....................     179,670
 2,350 Ball Corp..............................     110,967
 3,300 Ballard Power Systems Inc.*............     101,508
 5,825 Bally Total Fitness Holding Corp.*.....     127,859
 2,175 Bank of America Corp...................     147,944
 2,100 Bank One Corp..........................      87,738
 2,000 BARRA, Inc.*...........................     121,140
 2,950 Baxter International, Inc..............     175,584
 7,379 BB&T Corp..............................     281,214
 3,800 Becton, Dickinson and Co...............     143,336
 2,850 Belden, Inc............................      67,916
 1,550 Bemis Co., Inc.........................      84,243
 3,000 Best Buy Co., Inc.*....................     237,600
 3,000 Biogen, Inc.*..........................     147,180
 1,700 BJ Services Co.*.......................      57,715
 2,500 Boston Properties, Inc.................      98,625
 2,200 Bowater, Inc...........................     109,560
 2,725 BP Amoco PLC ADR.......................     144,698
 4,750 Briggs & Stratton Corp.................     218,500
 4,601 Brooks Automation, Inc.*...............     209,069
 5,850 Brunswick Corp.........................     159,822
 3,150 Burlington Resources Inc...............     126,284
 2,275 C.H. Robinson Worldwide, Inc...........      76,440
 2,375 Cabot Corp.............................      87,519
 4,650 Cadence Design Systems, Inc.*..........     105,137
 4,575 Campbell Soup Co.......................     122,610
 2,275 Carlisle Cos. Inc......................      99,463
 5,200 Carnival Corp..........................     169,780


                      See Notes to Financial Statements.

Schedule of Short Sales
(continued)


Shares                    Security                        Value
-------------------------------------------------------------------
 2,050 Catalina Marketing Corp.*...................... $     74,825
 9,600 Cendant Corp.*.................................      184,320
 4,300 Central Parking Corp...........................       98,857
 5,580 Cephalon, Inc.*................................      351,540
 5,750 The Charles Schwab Corp........................       75,268
 3,050 Chartered Semiconductor Manufacturing Ltd. ADR*       82,076
75,222 CIENA Corp.*...................................      676,998
 1,300 CIGNA Corp.....................................      131,807
 2,850 Cincinnati Financial Corp......................      124,431
 1,950 Cintas Corp....................................       97,227
 4,044 Circuit City Stores, Inc. -- CarMax Group*.....      104,578
 1,100 City National Corp.............................       57,871
 6,300 Claire's Stores, Inc...........................      122,724
 3,000 Colgate-Palmolive Co...........................      171,450
 9,081 Comcast Corp., Class A Shares*.................      288,776
 6,450 CommScope, Inc.*...............................      112,230
 9,900 Community Health Care, Inc.*...................      218,889
 5,975 ConAgra Foods, Inc.............................      144,894
 1,700 Consolidated Edison, Inc.......................       71,247
 2,900 Convergys Corp.*...............................       86,263
 2,600 Cooper Tire & Rubber Co........................       56,375
42,000 Corning Inc.*..................................      320,040
 2,300 Countrywide Credit Industries, Inc.............      102,925
 2,650 Crane Co.......................................       72,451
 7,750 Cummins, Inc...................................      366,033
19,209 Cytyc Corp.*...................................      517,106
 2,500 DaimlerChrysler AG*............................      114,512
 3,250 Danaher Corp...................................      230,815
     1 Deutsche Telekom AG............................           15
 3,175 DeVry, Inc.*...................................       95,663
 9,900 Diamond Offshore Drilling, Inc.................      309,474
 9,950 Digital Lightwave, Inc.*.......................       61,989
 3,775 Dionex Corp.*..................................       91,846
 3,150 Dover Corp.....................................      129,150
 2,300 Dow Jones & Co., Inc...........................      133,906
 3,300 DQE, Inc.......................................       70,323
 6,775 Eastman Kodak Co...............................      211,177
 1,925 Ecolab, Inc....................................       88,011
 6,775 eFunds Corp.*..................................      108,739
 2,600 Electronic Data Systems Corp...................      150,774
 2,100 Electronics Boutique Holdings Corp.*...........       72,513
18,196 Encana Corp.*..................................      541,149
 7,425 Energizer Holdings, Inc.*......................      176,344
 8,355 Energy East Corp...............................      181,721
 4,400 Enzon, Inc.*...................................      194,876
 2,075 EOG Resources, Inc.............................       84,162
 4,000 Equity Residential Properties Trust............      114,960
 3,725 Esterline Technologies Corp.*..................       75,990
 4,300 Evergreen Resources, Inc.*.....................      179,310
 3,600 Exxon Mobil Corp...............................      157,788
     2 F.N.B. Corp....................................           59
 1,950 Fannie Mae.....................................      155,766
 3,425 Fastenal Co....................................      257,971
 2,800 Federated Investors, Inc., Class B Shares......       90,931
 4,600 FEI Co.*.......................................      163,530
 2,000 FelCor Lodging Trust Inc.......................       42,500


                      See Notes to Financial Statements.

Schedule of Short Sales
(continued)


Shares               Security                   Value
---------------------------------------------------------
 1,250 Fifth Third Bancorp.................. $     84,350
19,800 Ford Motor Co........................      326,502
 3,600 Forrester Research, Inc.*............       68,760
 2,900 Fossil, Inc.*........................       77,111
 3,350 Franklin Resources, Inc..............      140,432
 1,550 Freddie Mac..........................       98,224
 5,050 FuelCell Energy, Inc.*...............       79,588
 2,800 Gables Residential Trust.............       86,940
22,500 The Gap, Inc.........................      338,400
 2,800 Gardner Denver, Inc.*................       68,600
 2,375 General Dynamics Corp................      223,131
 5,575 General Electric Co..................      208,784
 3,475 General Mills, Inc...................      169,754
 2,950 Genuine Parts Co.....................      108,472
 4,700 Genzyme Corp. - General Division*....      205,249
 3,550 Global Industries, Ltd.*.............       33,122
 1,550 Golden West Financial Corp...........       98,425
 1,650 Graco, Inc...........................       67,403
 4,800 GTECH Holdings Corp.*................      234,000
 2,800 Haemonetics Corp.*...................       88,872
   875 Hanson PLC*..........................       33,556
13,000 Hasbro, Inc..........................      205,660
 1,825 Hawaiian Electric Industries, Inc....       80,318
 4,000 HCA, Inc.............................      176,320
 3,375 Herman Miller, Inc...................       80,258
39,831 Hewlett-Packard Co...................      714,568
 4,950 Hispanic Broadcasting Corp.*.........      144,144
 4,200 HNC Software, Inc.*..................       70,560
 1,800 The Home Depot, Inc..................       87,498
 3,900 Hubbell, Inc., Class B Shares........      128,310
 1,850 Hughes Supply, Inc...................       72,076
 5,800 Hyperion Solutions Corp.*............      156,658
12,000 ICN Pharmaceuticals, Inc.............      381,000
 4,200 IDEX Corp............................      155,400
 4,825 IDEXX Laboratories, Inc.*............      129,503
 5,100 Inco Ltd.*...........................       99,807
 5,600 IndyMac Bancorp, Inc.*...............      138,320
 2,150 International Business Machines Corp.      223,600
21,500 JC Penney Co., Inc...................      445,265
 2,900 John H. Harland Co...................       84,303
 2,325 Kellwood Co..........................       56,474
 2,900 Kennametal, Inc......................      117,247
 1,800 Kerr-McGee Corp......................      113,130
 2,150 KeyCorp..............................       57,298
 2,750 Kimberly-Clark Corp..................      177,788
 2,750 King Pharmaceuticals, Inc.*..........       96,278
 2,375 Kohl's Corp.*........................      168,981
21,150 Kulicke and Soffa Industries, Inc.*..      440,132
 3,750 L-3 Communications Holdings, Inc.*...      420,000
 4,125 Lear Corp.*..........................      196,350
 1,400 Lehman Brothers Holdings, Inc........       90,496
 1,400 Lennar Corp..........................       73,864
 5,575 The Limited, Inc.....................       99,793
 1,900 Linear Technology Corp...............       84,018
 1,900 Linens 'n Things, Inc.*..............       58,007
 2,525 Littelfuse, Inc.*....................       62,544


                      See Notes to Financial Statements.

Schedule of Short Sales
(continued)


Shares                        Security                           Value
--------------------------------------------------------------------------
10,800 LSI Logic Corp.*...................................... $    183,600
12,550 LTX Corp.*............................................      341,235
69,300 Lucent Technologies Inc.*.............................      327,789
 6,000 Lyondell Chemical Co..................................       99,660
 4,700 The Macerich Co.......................................      141,705
 4,000 Manpower, Inc.........................................      155,520
 1,850 Marshall & Ilsley Corp................................      115,144
 5,125 Martha Stewart Living Omnimedia, Inc., Class A Shares*       91,738
 2,750 The May Department Stores Co..........................       95,838
 1,000 MBIA Inc..............................................       54,700
 3,300 MBNA Corp.............................................      127,281
 5,100 McDonald's Corp.......................................      141,525
 2,650 Midwest Express Holdings, Inc.*.......................       48,469
     2 Millennium Pharmaceuticals, Inc.*.....................           45
 1,950 Mirant Corp.*.........................................       28,178
11,947 Mohawk Industries, Inc.*..............................      717,896
 3,000 Molecular Devices Corp.*..............................       54,510
   975 NACCO Industries, Inc., Class A Shares................       64,633
 5,050 National Australia Bank Ltd., Sponsored ADR...........      461,570
 6,100 Navistar International Corp.*.........................      270,230
 6,300 NCO Group, Inc.*......................................      174,888
 2,788 Network Associates, Inc.*.............................       67,470
 6,625 Newmont Mining Corp...................................      183,446
 1,550 Noble Drilling Corp.*.................................       64,155
 3,900 Nokia Corp., Sponsored ADR............................       80,886
 3,525 Nordstrom, Inc........................................       86,363
 1,275 Norsk Hydro ASA, Sponsored ADR*.......................       61,085
28,900 Nortel Networks Co.*..................................      129,761
 3,700 Northeast Utilities...................................       73,519
 2,150 Northern Trust Corp...................................      129,237
10,125 Novoste Corp.*........................................       83,531
 1,300 NSTAR.................................................       58,942
 2,000 NVIDIA Corp.*.........................................       88,720
   700 NVR, Inc.*............................................      220,850
 3,500 Old Republic International Corp.......................      111,895
 1,600 OM Group, Inc.........................................      115,680
 7,300 OSI Pharmaceuticals, Inc.*............................      285,795
 4,825 Overseas Shipholding Group, Inc.......................      117,248
 3,800 Pall Corp.............................................       77,862
 2,375 Palm Harbor Homes, Inc.*..............................       49,400
 3,775 Parker-Hannifin Corp..................................      188,373
 2,800 Patterson Dental Co.*.................................      122,444
 3,200 Patterson-UTI Energy, Inc.*...........................       95,168
 5,725 Paychex, Inc..........................................      227,283
 2,100 Peabody Energy Corp...................................       60,795
 2,000 Pentair, Inc..........................................       89,940
 5,900 PeopleSoft, Inc.*.....................................      215,527
 5,025 Pharmacia Corp........................................      226,527
 2,600 Phelps Dodge Corp.*...................................      109,409
 5,638 Phillips Petroleum Co.................................      354,066
 5,400 Photronics, Inc.*.....................................      182,142
 2,000 Pinnacle West Capital Corp............................       90,700
 8,800 Pixelworks, Inc.*.....................................      113,344
 2,750 The PMI Group, Inc....................................      208,340
 8,599 Potomac Electric Power Co.............................      200,787
 2,025 Precision Castparts Corp..............................       71,705


                      See Notes to Financial Statements.

Schedule of Short Sales
(continued)


Shares                         Security                             Value
-----------------------------------------------------------------------------
8,600  Province Healthcare Co.*................................. $    273,222
2,750  Pure Resources, Inc.*....................................       62,095
6,400  Qiagen N.V.*.............................................       95,296
2,500  QLogic Corp.*............................................      123,800
1,500  Quest Diagnostics, Inc.*.................................      124,275
8,675  Quintiles Transnational Corp.*...........................      153,981
4,800  Radian Group Inc.........................................      235,584
9,200  Rambus, Inc.*............................................       71,668
5,050  The Reader's Digest Association, Inc., Class A Shares....      113,171
7,100  Reebok International Ltd.*...............................      191,913
6,500  Regeneron Pharmaceuticals, Inc.*.........................      162,435
3,175  Regions Financial Corp...................................      109,061
3,700  RehabCare Group, Inc.*...................................      105,450
6,300  ResMed, Inc.*............................................      252,819
4,300  RF Micro Devices, Inc.*..................................       76,970
3,375  Roper Industries, Inc....................................      167,873
2,550  Rowan Cos., Inc.*........................................       58,752
1,700  Royal Dutch Petroleum Co.................................       92,344
5,850  Ruddick Corp.............................................       97,344
4,175  SBC Communications, Inc..................................      156,312
1,727  Schering AG ADR..........................................      100,080
1,900  Schering-Plough Corp.....................................       59,470
  975  Schlumberger Ltd.........................................       57,350
8,700  School Specialty, Inc.*..................................      232,464
4,500  Scientific-Atlanta, Inc..................................      103,950
7,025  Sealed Air Corp.*........................................      330,737
1,250  Shell Transport & Trading Co. PLC ADR*...................       55,350
2,500  Sigma-Aldrich Corp.......................................      117,400
3,000  Silicon Valley Bancshares*...............................       90,750
3,650  The South Financial Group, Inc...........................       74,278
4,350  The Southern Co..........................................      115,232
7,400  Sprint Corp..............................................      113,146
1,825  The St. Paul Cos., Inc...................................       83,676
1,925  State Street Corp........................................      106,607
1,100  Stone Energy Corp.*......................................       42,625
3,300  Sunoco, Inc..............................................      132,033
7,825  Sunrise Assisted Living, Inc.*...........................      213,310
1,500  SunTrust Banks, Inc......................................      100,095
7,602  Synopsys, Inc.*..........................................      419,299
1,775  T. Rowe Price Group, Inc.................................       69,101
5,125  Target Corp..............................................      220,990
6,100  Tech Data Corp.*.........................................      279,929
4,600  Teekay Shipping Corp.....................................      175,352
6,500  Tellabs, Inc.*...........................................       68,055
2,050  Temple-Inland Inc........................................      116,276
5,000  Teradyne, Inc.*..........................................      197,150
2,400  Teva Pharmaceutical Industries Ltd., Sponsored ADR.......      131,208
2,300  Textron, Inc.............................................      117,530
1,700  THQ, Inc.*...............................................       83,470
2,400  Tiffany & Co.............................................       85,320
4,325  Time Warner Telecom, Inc., Class A Shares*...............       26,296
3,725  The TJX Cos., Inc........................................      149,037
2,100  TMP Worldwide Inc.*......................................       72,387
4,175  Toll Brothers, Inc.*.....................................      208,124
1,525  Total Fina Elf S.A. ADR*.................................      116,815
4,600  Transocean Sedco Forex, Inc..............................      152,858


                      See Notes to Financial Statements.

Schedule of Short Sales
(continued)


Shares                           Security                              Value
-------------------------------------------------------------------------------
 4,100 Tribune Co.................................................. $   186,386
 4,725 Trico Marine Services, Inc.*................................      41,438
 7,500 TriQuint Semiconductor, Inc.*...............................      90,075
 5,600 United Dominion Realty Trust, Inc...........................      88,704
 1,500 United Parcel Service, Inc., Class B Shares.................      91,200
 2,375 United States Cellular Corp.*...............................      97,375
 3,325 Unocal Corp.................................................     129,509
 1,225 USA Education, Inc..........................................     119,805
 1,700 V. F. Corp..................................................      73,525
27,259 Veritas DGC, Inc.*..........................................     460,950
 2,100 VERITAS Software Corp.*.....................................      92,043
 1,125 Viad Corp...................................................      31,500
 6,575 VISX, Inc.*.................................................     116,115
 2,850 W.W. Grainger, Inc..........................................     160,256
 9,979 The Wackenhut Corp., Class A Shares*........................     332,296
 4,025 Walgreen Co.................................................     157,740
 5,475 Washington Federal, Inc.....................................     131,072
10,350 Washington Mutual, Inc......................................     342,896
 7,800 Waste Connections, Inc.*....................................     261,378
 1,700 Weatherford International, Inc.*............................      80,971
 2,950 Wells Fargo & Co............................................     145,730
 2,650 Weyerhaeuser Co.............................................     166,579
 1,300 Whirlpool Corp..............................................      98,215
 1,950 Wm. Wrigley Jr. Co..........................................     103,955
 5,825 WorldCom, Inc. - MCI Group..................................      34,426
 2,750 Wyeth Co....................................................     180,538
 8,782 Xcel Energy, Inc............................................     222,624
 5,200 Yahoo! Inc.*................................................      96,054
                                                                    -----------
       TOTAL OPEN SHORT SALES
       (Proceeds -- $42,764,982)................................... $45,319,534
                                                                    ===========
--------
*  Non-incomeproducing security.


                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          March 31, 2002



 ASSETS:
  Investments, at value (Cost -- $62,783,738).................... $ 65,173,276
  Repurchase agreements, at value (Cost -- $25,591,000)..........   25,591,000
  Cash...........................................................    5,340,678
  Receivable for open short sales................................   42,764,982
  Receivable for securities sold.................................    4,271,428
  Receivable for Fund share sold.................................    1,403,708
  Dividends and interest receivable..............................      265,053
                                                                  ------------
  Total Assets...................................................  144,810,125
                                                                  ------------
 LIABILITIES:
  Payable for open short sales (Note 7)..........................   45,319,534
  Payable for securities purchased...............................    3,767,237
  Management fee payable.........................................      146,276
  Dividends payable..............................................       27,544
  Payable for Fund shares purchased..............................       24,409
  Administration fee payable.....................................       17,641
  Payable for closed short sales (Note 7)........................        6,550
  Accrued expenses...............................................       72,964
                                                                  ------------
  Total Liabilities..............................................   49,382,155
                                                                  ------------
 Total Net Assets................................................ $ 95,427,970
                                                                  ============
 NET ASSETS:
  Par value of shares of beneficial interest..................... $     11,311
  Capital paid in excess of par value............................   93,899,553
  Undistributed net investment income............................       72,398
  Accumulated net realized gain on security transactions, options
    and short sales..............................................    1,609,722
  Net unrealized depreciation of investments and short sales.....     (165,014)
                                                                  ------------
 Total Net Assets................................................ $ 95,427,970
                                                                  ============
 Shares Outstanding..............................................   11,310,794
                                                                  ============
 Net Asset Value, per share......................................        $8.44
                                                                  ============



                      See Notes to Financial Statements.

          Statement of Operations
          For the Year Ended March 31, 2002



INVESTMENT INCOME:
 Interest................................................................. $1,750,209
 Dividends................................................................    671,586
                                                                           ----------
 Total Investment Income..................................................  2,421,795
                                                                           ----------
EXPENSES:
 Management fee (Note 2)..................................................    868,579
 Administration fee (Note 2)..............................................    130,186
 Custody..................................................................     55,107
 Registration fees........................................................     50,213
 Shareholder communications...............................................     50,099
 Shareholder and systems servicing fees...................................     43,284
 Audit and legal..........................................................     20,517
 Pricing fee..............................................................      4,969
 Trustees' fees...........................................................      3,300
 Other expenses...........................................................      3,000
                                                                           ----------
 Total Expenses Before Dividend Expense on Short Sales....................  1,229,254
 Plus: Dividend expense on short sales....................................    386,250
                                                                           ----------
 Net expenses.............................................................  1,615,504
                                                                           ----------
Net Investment Income.....................................................    806,291
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, FOREIGN
CURRENCIES AND SHORT SALES (NOTES 3, 5 AND 7):
 Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)................  1,732,048
   Options written........................................................     43,796
   Options purchased......................................................   (192,917)
   Foreign currency transactions..........................................        814
   Short sales............................................................  1,226,189
                                                                           ----------
 Net Realized Gain........................................................  2,809,930
                                                                           ----------
 Increase in Net Unrealized Depreciation (Note 1).........................   (611,018)
                                                                           ----------
Net Gain on Investments, Options, Foreign Currencies and Short Sales......  2,198,912
                                                                           ----------
Increase in Net Assets From Operations.................................... $3,005,203
                                                                           ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Years Ended March 31,


                                                                        2002          2001
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................................. $    806,291  $  1,413,121
 Net realized gain.................................................    2,809,930       483,803
 (Increase) decrease in net unrealized depreciation................     (611,018)      418,223
                                                                    ------------  ------------
 Increase in Net Assets From Operations............................    3,005,203     2,315,147
                                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.............................................   (1,115,614)   (1,575,747)
 Net realized gains................................................       (7,005)   (1,844,387)
                                                                    ------------  ------------
 Decrease in Net Assets From Distributions to Shareholders.........   (1,122,619)   (3,420,134)
                                                                    ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares..................................   66,324,930    70,354,727
 Net asset value of shares issued for reinvestment of dividends....    1,103,036     3,389,005
 Cost of shares reacquired.........................................  (19,004,251)  (60,099,957)
                                                                    ------------  ------------
 Increase in Net Assets From Fund Share Transactions...............   48,423,715    13,643,775
                                                                    ------------  ------------
Increase in Net Assets.............................................   50,306,299    12,538,788
NET ASSETS:
 Beginning of year.................................................   45,121,671    32,582,883
                                                                    ------------  ------------
 End of year*...................................................... $ 95,427,970  $ 45,121,671
                                                                    ============  ============
* Includes undistributed net investment income of:.................      $72,398      $372,077
                                                                    ============  ============



                      See Notes to Financial Statements.

          Notes to Financial Statements


1. Significant Accounting Policies

Multi-Strategy Market Neutral Investments ("Portfolio"), a separate investment portfolio of Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and sixteen separate investment portfolios:
Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments, S&P 500 Index Investments and Multi-Sector Fixed Income Investments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2002, reclassifications were made to the capital accounts of the Portfolio to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Portfolio to amortize premium and accrete all discounts on all fixed-income securities. The Portfolio adopted this requirement effective April 1, 2001. This change does not affect the Portfolio's net asset value, but does change the classification of certain amounts in the statement of operations. For the year ended March 31, 2002, interest income decreased by $47,495, net realized gain increased by $33,400 and change in net unrealized depreciation of investments decreased by $14,095. In addition, the Portfolio recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income of $5,654.

Notes to Financial Statements
(continued)



In addition, the Portfolio may from time to time enter into futures contracts in order to hedge market risk. Also, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or closed.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Portfolio (collectively, "Advisers").

Under the Management Agreement, the Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

                                                                                      Maximum
                                                                        Actual       Allowable
                                                                    Management Fee     Annual
Advisers                                               Advisory Fee    Incurred    Management Fee
-------------------------------------------------------------------------------------------------
Multi-Strategy Market Neutral Investments.............                   1.33%          1.80%
   Calamos Asset Management...........................     1.00%
   Pegasus Investments, Inc...........................     1.20
   SSgA Funds Management, Inc.........................     1.00
   SSI Investment Management Inc......................     1.00

In addition, the following changes were made:

   . SSgA Funds Management, Inc. was terminated, effective November 30, 2001. . SSI Investment Management Inc. was added as an additional adviser, effective December 3, 2001.
   . Franklin Portfolio Associates LLC was added as an additional adviser, effective April 1, 2002.

SBFM also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the year ended March 31, 2002, the Portfolio paid transfer agent fees of $26,430 to TB&T.

For the year ended March 31, 2002, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, did not receive any brokerage commissions.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

Notes to Financial Statements
(continued)



3. Investments

During the year ended March 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

        Purchases.................................. $185,223,252
                                                    ============
        Sales...................................... $164,850,066
                                                    ============

At March 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:
         Gross unrealized
           appreciation...................... $ 3,810,196
         Gross unrealized
           depreciation......................  (1,420,658)
                                              -----------
         Net unrealized appreciation......... $ 2,389,538
                                              ===========

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At March 31, 2002, the Portfolio did not hold any futures contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At March 31, 2002, the Portfolio held purchased put options with a total cost of $87,166. In addition, the Portfolio held purchased call options with a total cost of $8,550.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard

Notes to Financial Statements
(continued)


to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

The following covered call option transactions occurred during the year ended March 31, 2002:

                                                   Number of
                                                   Contracts Premiums
-----------------------------------------------------------------------
Options written, outstanding at March 31, 2001....    128    $  87,489
Options written...................................    227       39,419
Options cancelled in closing purchase transactions   (275)    (107,188)
Options exercised.................................    (80)     (19,720)
                                                     ----    ---------
Options written, outstanding at March 31, 2002....     --    $       0
                                                     ====    =========

6. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. Short Sales of Securities

A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

8. Shares of Beneficial Interest

At March 31, 2002, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                          Year Ended     Year Ended
                                        March 31, 2002 March 31, 2001
                                        -------------- --------------
Shares sold............................    7,905,743      8,280,410
Shares issued on reinvestment..........      132,577        421,517
Shares reacquired......................   (2,270,969)    (7,058,252)
                                          ----------     ----------
Net Increase...........................    5,767,351      1,643,675
                                          ==========     ==========

          Financial Highlights




For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                               2002(1)   2001(1)  2000(1)(2)
                                                               -------   -------  ----------
Net Asset Value, Beginning of Year............................   $8.14     $8.36     $8.00
                                                               -------   -------   -------
Income From Operations:
  Net investment income(3)(4).................................    0.10      0.32      0.19
  Net realized and unrealized gain(4).........................    0.32      0.23      0.44
                                                               -------   -------   -------
Total Income From Operations..................................    0.42      0.55      0.63
                                                               -------   -------   -------
Less Distributions From:
  Net investment income.......................................   (0.12)    (0.35)    (0.02)
  Net realized gains..........................................   (0.00)*   (0.42)    (0.25)
                                                               -------   -------   -------
Total Distributions...........................................   (0.12)    (0.77)    (0.27)
                                                               -------   -------   -------
Net Asset Value, End of Year..................................   $8.44     $8.14     $8.36
                                                               =======   =======   =======
Total Return..................................................    5.20%     6.68%     7.98%++
Net Assets, End of Year (000s)................................ $95,428   $45,122   $32,583
Ratios to Average Net Assets:
  Total expenses before dividend expense on short sales(3)(5).    1.88%     1.90%     1.90%+
  Dividend expense from short sales...........................    0.59      0.61      0.80+
  Total expenses..............................................    2.47      2.51      2.70+
  Net investment income(4)....................................    1.23      3.71      2.65+
Portfolio Turnover Rate.......................................     324%      317%      249%

--------
(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(3)The manager has agreed to waive a portion of its management fee for the year ended March 31, 2001 and the period ended March 31, 2000. If such fees were not waived or dividend expense not included, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                                            Expense Ratio Without
                                     Per Share Decrease to Fee Waiver and Dividend
                                     Net Investment Income Expense from Short Sales
                                     --------------------- ------------------------
        2001........................         $0.01                      2.05%
        2000........................          0.05                      2.64+

(4)Without the adoption of the change in the accounting method discussed in
   Note 1, for the year ended March 31, 2002, those amounts would have been $0.11, $0.31 and 1.31% for the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5)As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.
 * Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Independent Auditors' Report

The Shareholders and Board of Trustees of
Consulting Group Capital Markets Funds:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and short sale transactions of Multi-Strategy Market Neutral Investments ("Portfolio") of Consulting Group Capital Markets Funds ("Fund") as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period May 10, 1999 (commencement of operations) to March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and sold short as of March 31, 2002, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio of the Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and for the period May 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                       /s/ KPMG LLP
New York, New York
May 15, 2002

          Additional Information
          (unaudited)


Information about Trustees and Officers

The business and affairs of the Consulting Group Capital Markets Funds ("Investment Company") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Investment Company is set forth below. The Statement of Additional Information includes additional information about fund trustees and is available, without charge, upon request by calling the Investment Company's transfer agent, Travelers Bank & Trust, fsb. at 1-800-451-2010.

                                                                               Number of
                                                                              Investment
                                                             Principal         Companies
                             Position(s) Term of Office*   Occupation(s)    in Fund Complex          Other
                              Held with   and Length of     During Past        Overseen          Directorships
   Name, Address and Age        Fund       Time Served        5 Years         by Trustee        Held by Trustee
---------------------------- ----------- --------------- ------------------ --------------- -----------------------
NON-INTERESTED TRUSTEES:
H. John Ellis                  Trustee        Since      Retired                   2        Crystal Downs
858 East Crystal Downs Drive                  1999                                          Country Club; Juno
Frankfort, MI 49635                                                                         Ocean Club
Age 75

Stephen E. Kaufman             Trustee        Since      Attorney                 13                 None
Stephen E. Kaufman PC Co.                     1991
277 Park Avenue
47th Floor
New York, NY 10172
Age 70

Armon E. Kamesar               Trustee        Since      Chairman, TEC             2        TEC International;
7328 Country Club Drive                       1994       International;                     Inter Ocean Systems
LaJolla, CA 92037                                        Trustee, U.S.                      Inc.; California
Age 74                                                   Bankruptcy Court                   Highway Patrol
                                                                                            Citizens Oversight
                                                                                            Committee

John J. Murphy                 Trustee        Since      President, Murphy         2        Barclays International
123 Prospect Street                           2002       Capital Management                 Funds Group Ltd.;
Ridgewood, NJ 07450                                                                         Barclays Fund
Age 58                                                                                      Managers Ltd.;
                                                                                            Barclays International
                                                                                            Fund Managers Ltd.;
                                                                                            Barclays European
                                                                                            Investment Holdings
                                                                                            SA; Barclays Fund
                                                                                            Management
                                                                                            Luxembourg SA;
                                                                                            Barclays Asian
                                                                                            Selection Funds Ltd.;
                                                                                            Barclays Investment
                                                                                            Funds (Channel
                                                                                            Islands Ltd.); Barclays
                                                                                            Investment Funds
                                                                                            (Luxembourg) funds
                                                                                            SICAV; Barclays
                                                                                            International funds
                                                                                            SICAV; and Barclays
                                                                                            Euro Funds SICAV

Additional Information
(unaudited) (continued)


                                                                                                  Number of
                                                                                                 Investment
                                                                              Principal           Companies
                                         Position(s)   Term of Office*      Occupation(s)      in Fund Complex      Other
                                          Held with     and Length of        During Past          Overseen      Directorships
     Name, Address and Age                  Fund         Time Served           5 Years           by Trustee    Held by Trustee
 ----------------------------           -----------    ---------------  --------------------   --------------- ---------------
INTERESTED TRUSTEES:
Heath B. McLendon                       Trustee/            Since      Managing Director              74            None
Salomon Smith Barney Inc.               Chairman            1991       of Salomon Smith
125 Broad Street, 9th Floor                                            Barney Inc. ("SSB");
New York, NY 10004                                                     President and
Age 68                                                                 Director of Smith
                                                                       Barney Fund
                                                                       Management LLC
                                                                       ("SBFM") and
                                                                       Travelers Investment
                                                                       Adviser, Inc.
                                                                       ("TIA")

R. Jay Gerken                           Trustee/            Since      Managing Director              21            None
Salomon Smith Barney Inc.               Executive           2002       of SSB
125 Broad Street, 9th Floor             Vice
New York, NY 10004                      President
Age 50
--------
*Trustees are elected until the Investment Company's next annual meeting and until their successors are elected and qualified.

OFFICERS:
Lewis E. Daidone                        Senior Vice         Since      Managing Director             N/A            N/A
Salomon Smith Barney Inc.               President           1994       of SSB; Chief
125 Broad Street, 11th Floor            and                            Financial Officer of
New York, NY 10004                      Treasurer                      the Smith Barney
Age 44                                                                 Mutual Funds;
                                                                       Director and Senior
                                                                       Vice President of
                                                                       SBFM and TIA

Irving P. David                         Controller          Since      Director of SSB               N/A            N/A
Salomon Smith Barney Inc.                                   1996
125 Broad Street, 10th Floor
New York, NY 10004
Age 40

Christina T. Sydor                      Secretary           Since      Managing Director             N/A            N/A
Salomon Smith Barney Inc.                                   1994       of SSB; General
300 First Stamford Place                                               Counsel and
Stamford, CT 06902                                                     Secretary of SBFM
Age 51                                                                 and TIA

Frank L. Campanale                      Investment          Since      Executive Vice                N/A            N/A
The Consulting Group                    Officer             1996       President of SSB;
222 Delaware Avenue                                                    President and Chief
Wilmington, DE 19801                                                   Executive Officer of
Age 51                                                                 Consulting Group

Additional Information
(unaudited) (continued)



                                                                          Number of
                                                                         Investment
                                                       Principal          Companies
                      Position(s) Term of Office     Occupation(s)     in Fund Complex      Other
                       Held with  and Length of       During Past         Overseen      Directorships
Name, Address and Age    Fund      Time Served          5 Years          by Trustee    Held by Trustee
--------------------- ----------- -------------- --------------------- --------------- ---------------

Paul M. Hatch         Investment      Since      Executive Vice              N/A             N/A
The Consulting Group  Officer         2001       President of SSB;
222 Delaware Avenue                              Chief Operating
Wilmington, DE 19801                             Officer of Consulting
Age 44                                           Group

Leroy T. Pease        Investment      Since      First Vice President        N/A             N/A
The Consulting Group  Officer         1996       of SSB
222 Delaware Avenue
Wilmington, DE 19801
Age 42

Stephen M. Hagan      Investment      Since      First Vice President        N/A             N/A
The Consulting Group  Officer         1997       of SSB
222 Delaware Avenue
Wilmington, DE 19801
Age 33

Tax Information

(unaudited)

For Federal tax purposes the Portfolio hereby designates for the fiscal year ended March 31, 2002:

   . Corporate dividends received deduction of 16.74%.

                            SALOMONSMITHBARNEY.COM






                          [LOGO] Salomon Smith Barney

  This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.
     TK 2122 5/02    Consulting Group Capital Markets Funds . 222 Delaware
                  Avenue . Wilmington, Delaware    .    19801